Significant accounting policies (Policies)	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Revenue recognition
(a)	Revenue recognition

Revenue is recognized at the fair value of consideration received or receivable. Revenue from the sale of finished goods is recognized when the Company has transferred the significant risks and rewards of ownership to the buyer and collection is reasonably assured. The significant risks and rewards of ownership are considered to be transferred upon delivery.

Equity accounted investments
(b)	Equity accounted investments

Significant influence is the power to participate in the financial and operating policy decisions of the investee without control or joint control over those decisions. Significant influence is presumed if the Company holds between 20% and 50% of the voting rights, unless evidence exists to the contrary. The Company has assessed that it has significant influence over its investment in Whistler Medical Marijuana Company.

Joint control is the contractually agreed sharing of control of an arrangement, which exists only when decisions about the relevant activities require the unanimous consent of the parties sharing control. Investees in which the Company has joint control and rights to the net assets thereof, are defined as joint ventures. The Company’s interests in Cronos Australia and Indigenous Roots LP are classified as joint ventures.

Investees in which the Company has significant influence or joint control are accounted for using the equity method. The Company’s interest in an investee is initially recorded at cost and is subsequently adjusted for the Company’s share of changes in net assets of the investee, less any impairment in the value of individual investments, less any dividends paid. Where the Company transacts with an investee, unrealized profits and losses are eliminated to the extent of the Company’s interest in that investee.

Biological assets
(c)	Biological assets

The Company measures biological assets, consisting of cannabis plants, at fair value less costs to sell. Agricultural produce, consisting of medical cannabis, is measured at fair value less costs to sell at the point of harvest, which becomes the basis for the cost of finished goods inventory after harvest. Gains and losses arising from changes in fair values less cost to sell during the period are included in the net income of the related year.

Inventory
(d)	Inventory

Inventories of harvested finished goods, work-in-process, and raw materials are valued at the lower of cost and net realizable value. Inventories of harvested cannabis and work-in-process are transferred from biological assets at their fair value at the point of harvest, which becomes the initial deemed cost. Any subsequent post-harvest costs, including direct costs attributable to processing and related overheads, are capitalized to inventory to the extent that cost is less than net realizable value. Net realizable value is determined as the estimated selling price in the ordinary course of business less the estimated costs of completion and the estimated variable costs to sell.

Intangible assets
(e)	Intangible assets

Intangible assets, which have indefinite useful lives, are recorded at cost less impairment losses, if any. Intangible assets acquired in a business combination are measured at fair value at the acquisition date. Intangible assets with indefinite useful lives are not amortized, but are systematically tested for impairment annually in the fourth quarter or earlier if there is an indication of impairment.

Property, plant and equipment
(f)	Property, plant and equipment

Property, plant, and equipment are stated at cost less accumulated depreciation. The assets are depreciated over their estimated useful lives using the following methods and rates:

	Method	Rate
Building structures	Straight-line	15 to 20 years
Furniture and equipment	Straight-line	5 years
Computer equipment	Straight-line	3 years
Security equipment	Straight-line	5 years
Production equipment	Straight-line	7 years
Road	Straight-line	25 years
Leasehold improvements	Straight-line	5 to 10 years

An asset’s residual value, useful life and depreciation method are reviewed at each financial year end and adjusted if appropriate. When parts of an item of property, plant and equipment have different useful lives, they are accounted for as separate components.

Construction in progress is not depreciated until it is completed and available for use.

Provisions
(g)	Provisions

Provision for risks and expenses are recognized for probable outflows of resources that can be estimated and that result from present obligations resulting from past events. In the case where a potential obligation resulting from past events exists, but where occurrence of the outflow of resources is not probable or the estimate is not reliable, these contingent liabilities are disclosed as commitments and litigation. Provisions, if any, are measured based on management’s best estimates of outcomes on the basis of facts known at the reporting date.

Share capital
(h)	Share capital

Share capital is presented at the fair value of the shares issued. Costs related to the issuance of shares are reported in equity, net of tax, as a deduction from the issuance proceeds.

Foreign exchange translation
(i)	Foreign exchange translation

The consolidated financial statements of the Company are presented in Canadian dollars, which is the functional currency of the Company and all of its subsidiaries. Transactions in foreign currencies are recorded at the exchange rate prevailing at the date of the transaction. At each reporting date, foreign currency denominated monetary assets and liabilities are translated at year-end exchange rates. Non-monetary assets and liabilities that are measured in terms of historical cost in a foreign currency are translated using the exchange rate at the date of the transaction. Exchange differences arising from operating transactions are recorded in operating profit or loss for the period; exchange differences related to financing transactions are recognized in finance income or directly in equity.

Income taxes
(j)	Income taxes

The Company accounts for its income taxes using the deferred tax assets and liabilities method. Deferred income tax assets and liabilities are determined based on the difference between the carrying amount and the tax basis of the assets and liabilities. Any change in the net amount of deferred income tax assets and liabilities is included in profit or loss or equity. Deferred income tax assets and liabilities are determined based on enacted or substantively enacted tax rates and laws which are expected to apply to taxable profit for the years in which the assets and liabilities will be recovered or settled. Deferred income tax assets are recognized when it is probable they will be realized. Deferred tax assets and liabilities are not discounted.

Stock-based payments
(k)	Stock-based payments

Where equity instruments are granted to employees, they are recorded at the fair value of the equity instrument granted at the grant date. The grant date fair value is recognized in net income over the vesting period.

Where equity instruments are granted to non-employees, they are recorded at the fair value of the goods or services received in the statement of operations. When the value of goods or services received in exchange for the stock-based payment cannot be reliably estimated, the fair value is measured by use of a valuation model.

The cost recognized for all equity-settled stock-based payments are reflected in share-based reserve, until the instruments are exercised. Upon exercise, shares are issued from treasury and the amount previously reflected in share-based reserve are, along with any proceeds paid upon exercise, credited to share capital.

Earnings per share
(l)	Earnings per share

The Company presents basic and diluted earnings per share data for its common shares. Basic earnings per share is calculated by dividing the profit or loss attributable to common shareholders of the Company by the weighted average number of common shares outstanding during the period. Diluted earnings per share is determined by adjusting the profit or loss attributable to common shareholders and the weighted average number of common shares outstanding, for the effects of all potentially dilutive common shares, which comprise warrants and stock options.

Financial instruments
(m)	Financial instruments

The Company aggregates its financial instruments into classes based on their nature and characteristics. Management determines the classification when the instruments are initially recognized.

All financial assets except those classified as fair value through profit or loss are reviewed at each reporting date to determine whether there is any indication of impairment. Financial assets are considered to be impaired when there is objective evidence that, as a result of one or more events that occurred after the initial recognition of the financial asset, the estimated future cash flows of the investment have been affected.

The Company’s accounting policy for each class of financial instruments is as follows:

(i)	Fair value through profit or loss

Financial instruments classified as fair value through profit or loss are reported at fair value at each reporting date, and any change in fair value is recognized in net income in the period during which the change occurs. In these consolidated financial statements, cash and the investment in warrants of AbCann Global Corp. have been classified as fair value through profit or loss.

(ii)	Available-for-sale

Financial instruments classified as available-for-sale are initially recorded at fair value at the time of acquisition, with transaction costs included in the amount initially recognized. Thereafter, at each reporting date, available-for-sale financial assets are recognized at fair value and the changes in fair value, other than impairment losses and foreign exchange losses, are recognized in other comprehensive income (loss) and presented in accumulated other comprehensive income in shareholders’ equity. In determining if the investment is impaired, the Company evaluates whether there is a significant or prolonged decline in the fair value of the investment. Significant or prolonged decline is defined as an unrealized loss at 50% or a decline under its cost over two consecutive fiscal years, respectively. When the financial assets are sold or an impairment write-down is required, gains or losses previously recognized in accumulated other comprehensive income are reclassified to profit or loss. In these consolidated financial statements, investments in Hydropothecary Corporation, Canopy Growth Corporation, AbCann Global Corp., and Evergreen Medicinal Supply Inc. have been classified as available-for-sale.

(iii)	Loans and receivables and other financial liabilities

Financial instruments classified as loans and receivables and other financial liabilities are carried at amortized cost using the effective interest method. Transaction costs are included in the amount initially recognized. In these consolidated financial statements, accounts receivable, loans receivable, and other receivables have been classified as loans and receivables. Accounts payable and other liabilities, purchase price liability, mortgage payable, and construction loan payable have been classified as other financial liabilities.